Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Capital surplus [Member]	Treasury stock [member]	Retained earnings [Member]	Other components of equity [member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2019	¥ 8,565,790	¥ 86,067	¥ 171,460	¥ (177,827)	¥ 7,973,637	¥ 214,383	¥ 8,267,720	¥ 298,070
Comprehensive income for the year
Profit for the year	509,932				455,746		455,746	54,186
Other comprehensive income, net of tax	(451,209)					(431,459)	(431,459)	(19,750)
Total comprehensive income for the year	58,723				455,746	(431,459)	24,287	34,436
Reclassification to retained earnings					(102,437)	102,437
Transactions with owners and other
Dividends paid	(252,488)				(196,795)		(196,795)	(55,693)
Purchases of treasury stock	(96,284)			(96,284)			(96,284)
Disposal of treasury stock	171			171			171
Share-based payment transactions	363		363				363
Equity transactions and others	(3,049)							(3,049)
Total transactions with owners and other	(351,287)		363	(96,113)	(196,795)		(292,545)	(58,742)
Other changes	12,797				12,797		12,797
Ending balance at Mar. 31, 2020	8,286,023	86,067	171,823	(273,940)	8,142,948	(114,639)	8,012,259	273,764
Comprehensive income for the year
Profit for the year	695,444				657,425		657,425	38,019
Other comprehensive income, net of tax	577,179					557,332	557,332	19,847
Total comprehensive income for the year	1,272,623				657,425	557,332	1,214,757	57,866
Reclassification to retained earnings					245,983	(245,983)
Transactions with owners and other
Dividends paid	(188,438)				(145,090)		(145,090)	(43,348)
Purchases of treasury stock	(6)			(6)			(6)
Disposal of treasury stock	160			160			160
Share-based payment transactions	226		226				226
Equity transactions and others	2,251							2,251
Total transactions with owners and other	(185,807)		226	154	(145,090)		(144,710)	(41,097)
Ending balance at Mar. 31, 2021	9,372,839	86,067	172,049	(273,786)	8,901,266	196,710	9,082,306	290,533
Comprehensive income for the year
Profit for the year	760,701				707,067		707,067	53,634
Other comprehensive income, net of tax	934,952					912,930	912,930	22,022
Total comprehensive income for the year	1,695,653				707,067	912,930	1,619,997	75,656
Reclassification to retained earnings					119,202	(119,202)
Transactions with owners and other
Dividends paid	(233,533)				(188,402)		(188,402)	(45,131)
Purchases of treasury stock	(62,758)			(62,758)			(62,758)
Disposal of treasury stock	578			578			578
Share-based payment transactions	(233)		(233)				(233)
Equity transactions and others	0		13,679	7,657			21,336	(21,336)
Total transactions with owners and other	(295,946)		13,446	(54,523)	(188,402)		(229,479)	(66,467)
Ending balance at Mar. 31, 2022	¥ 10,772,546	¥ 86,067	¥ 185,495	¥ (328,309)	¥ 9,539,133	¥ 990,438	¥ 10,472,824	¥ 299,722